Exhibit 99.4 Schedule 4

Scienna Loan ID	Lender Loan Identifier	Loan Number #2	Loan Number #3	Loan Number #4	Payment Due Date / Period Begin Date	Date Paid	Total Proceeds	Satisfaction Of Full Payment	Days Delinquent	Months Delinquent
1	1	1			XX/XX/2020	XX/XX/2020	$XXX	Yes
1	1	1			XX/XX/2020	XX/XX/2020	$XXX	Yes	3